SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	69.44%	66.02%	55.12%
Risk-free interest rate	1.54%	0.51%	0.26%
Expected life (years)	5 years 18 days	5 years 14 days	5 years 7 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	74.61%	69.05%	65.59%
Risk-free interest rate	4.39%	1.14%	1.64%
Expected life (years)	5 years 4 months 24 days	5 years 3 months 21 days	5 years 3 months 21 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	69.74%		0.00%
Risk-free interest rate	1.63%		0.00%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	6 months
Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		64.68%
Risk-free interest rate		0.04%
Expected life (years)		5 months 1 day
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		69.68%
Risk-free interest rate		0.10%
Expected life (years)		6 months